Dispositions, Assets and Liabilities Held for Sale and Impairments	12 Months Ended
Dec. 31, 2018
Impairments, Disposition and Assets and Liabilities Held for Sale
DISPOSITIONS AND IMPAIRMENTS

The disclosures in this note apply to AEP unless indicated otherwise.

DISPOSITIONS

2017

Zimmer Plant (Generation & Marketing Segment)

In February 2017, AEP signed an agreement to sell its 25.4% ownership share of Zimmer Plant to a nonaffiliated party.  The transaction closed in the second quarter of 2017 and did not have a material impact on net income, cash flows or financial condition.  The Income before Income Tax Expense and Equity Earnings of Zimmer Plant was immaterial for the years ended December 31, 2017 and 2016.

Gavin, Waterford, Darby and Lawrenceburg Plants (Generation & Marketing Segment)

In September 2016, AEP signed a Purchase and Sale Agreement to sell AGR’s Gavin, Waterford and Darby Plants as well as AEGCo’s Lawrenceburg Plant totaling 5,329 MWs of competitive generation assets to a nonaffiliated party. The sale closed in January 2017 for $2.2 billion, which was recorded in Investing Activities on the statements of cash flows. The net proceeds from the transaction were $1.2 billion in cash after taxes, repayment of debt associated with these assets including a make whole payment related to the debt, payment of a coal contract associated with one of the plants and transaction fees. The sale resulted in a pretax gain of $226 million that was recorded in Gain on Sale of Merchant Generation Assets on AEP’s statements of income for the year ended December 31, 2017.

2016

Tanners Creek Plant (Vertically Integrated Utilities Segment) (Applies to AEP and I&M)

In October 2016, I&M sold its retired Tanners Creek Plant site including its associated AROs to a nonaffiliated party.  I&M paid $92 million and the nonaffiliated party took ownership of the Tanners Creek plant site assets and assumed responsibility for environmental liabilities and AROs, including ash pond closure, asbestos abatement and decommissioning and demolition.  I&M did not record a gain or loss related to this sale. In 2018, the MPSC and IURC approved the recovery of the additional costs associated with the sale of Tanners Creek Plant over the remaining useful life of Rockport, Unit 1. If any of the costs associated with Tanners Creek are not recoverable, it could reduce future net income and impact financial condition.

Wind Farms (Applies to AEP Texas)

In December 2016, TCC and TNC merged into AEP Utilities, Inc. Prior to the merger, AEP Utilities, Inc. was a subsidiary of AEP and holding company for TCC, TNC and CSW Energy, Inc.  CSW Energy, Inc. owns Desert Sky and Trent (collectively “Wind Farms”). Upon merger, AEP Utilities, Inc. changed its name to AEP Texas. Subsequent to the merger, AEP Texas exited the merchant generation business by transferring all of the common stock of the Wind Farms to a competitive AEP affiliate. No gain or loss was recognized and no cash was exchanged related to the disposition of the Wind Farms.

In the fourth quarter of 2016, the Wind Farms were determined to be discontinued operations. Accordingly, results of operations of the Wind Farms have been classified as discontinued operations on AEP Texas’ statements of income for the year ended December 31, 2016 as shown in the following table:

Year Ended December 31,
2016
(in millions)
Revenue	$18.2

Other Operation Expense	6.5
Maintenance Expense	3.4
Asset Impairment and Other Related Charges	72.7
Depreciation and Amortization Expense	9.8
Taxes Other Than Income Taxes	1.3
Total Expenses	93.7

Other Income (Expense)	(0.8)

Pretax Loss of Discontinued Operations	(76.3)
Income Tax Benefit	(27.5)
Total Loss on Discontinued Operations as Presented on the Statements of Income	$(48.8)

IMPAIRMENTS

2018

Other Assets (Corporate and Other) (Vertically Integrated Utilities Segment) (Applies to AEP and APCo)

In the first quarter of 2018, AEP was notified by an equity investee that it had ceased operations. AEP recorded a pretax impairment of $21 million in Other Operation on the statements of income related to the equity investment and related assets. The impairment also had an immaterial impact to APCo.

Merchant Generating Assets (Generation & Marketing Segment)

A project to reconstruct a defective dam structure at Racine began in the first quarter of 2017 and reconstruction activities continued throughout 2018. An initial impairment recorded related to Racine is discussed in the “2017” section below.

As of September 30, 2018, the Racine reconstruction project had accumulated new capital expenditures of $35 million. Due to a significant increase in estimated costs to complete the reconstruction project, in the third quarter of 2018, an impairment analysis was performed. AEP performed step one of the impairment analysis using undiscounted cash flows for the estimated useful life of Racine based upon energy and capacity price curves, which were developed internally with observable Level 2 third party quotations and unobservable Level 3 inputs, as well as management’s forecasts of operating expenses and capital expenditures. AEP performed step two of the impairment analysis on Racine using a ten-year discounted cash flow model based upon similar forecasted information used in the step one test. The step two analysis resulted in a determination that the fair value of Racine in its condition as of September 30, 2018 was $0. As a result, AEP recorded a pretax impairment of $35 million in Other Operation on the statements of income in the third quarter of 2018. In October 2018, AEP received authorization from the FERC to restart generation at Racine and generation resumed in November 2018.

2017

Merchant Generating Assets (Generation & Marketing Segment)

In 2017, AEP recorded an additional pretax impairment of $4 million in Asset Impairments and Other Related Charges on AEP’s statements of income related to Cardinal, Unit 1, a 43.5% interest in Conesville, Unit 4, Conesville, Units 5 and 6, a 26% interest in Stuart, Units 1-4, a 25.4% interest in Zimmer, Unit 1, and a 54.7% interest in Oklaunion (collectively the “Merchant Coal-Fired Generation Assets”). The initial impairment recorded related to these assets is discussed in the “2016” section below. In addition, AEP recorded a $7 million pretax impairment as Asset Impairments and Other Related Charges on AEP’s statements of income related to the sale of Zimmer Plant. The sale is further discussed in the “Disposition” section of this note.

Due to a significant increase in estimated costs identified in December 2017 to repair a defective dam structure at Racine, AEP performed an impairment analysis on Racine in accordance with accounting guidance for impairments of long-lived assets. AEP performed step one of the impairment analysis using undiscounted cash flows for the estimated useful life of Racine based upon energy and capacity price curves, which were developed internally with both observable Level 2 third party quotations and unobservable Level 3 inputs, as well as management’s forecasts of operating expenses and capital expenditures. AEP performed step two of the impairment analysis on Racine using a ten-year discounted cash flow model based upon similar forecasted information used in the step one test. The step two analysis resulted in a fair value determination for Racine of $0 and AEP recorded a pretax impairment of $43 million in Assets Impairments and Other Related Charges on the statements of income in the fourth quarter of 2017.

Welsh Plant, Unit 2 and Turk Plant (Vertically Integrated Utilities Segment) (Applies to AEP and SWEPCo)

In December 2017, SWEPCo recorded a pretax impairment of $19 million in Asset Impairments and Other Related Charges on the statements of income related to the Texas jurisdictional share of Welsh Plant, Unit 2 and other disallowed plant investments. Additionally in December 2017, SWEPCo recorded a pretax impairment of $15 million in Asset Impairments and Other Related Charges on the statements of income related to the Louisiana jurisdictional share of the Turk Plant. See the “2016 Texas Base Rate Case” section of Note 4.

2016

Merchant Generating Assets (Generation & Marketing Segment)

In September 2016, due to AEP’s ongoing evaluation of strategic alternatives for its merchant generation assets, declining forecasts of future energy and capacity prices, and a decreasing likelihood of cost recovery through regulatory proceedings or legislation in the state of Ohio providing for the recovery of AEP’s existing Ohio merchant generation assets, AEP performed an impairment analysis at the unit level on the remaining merchant generation assets in accordance with accounting guidance for impairments of long-lived assets. The Merchant Coal-Fired Generation Assets were subject to this analysis. Additionally, Racine, Putnam and I&M’s Price River coal reserves (“Coal Reserves”) and the Wind Farms were also included in this analysis. For the Merchant Coal-Fired Generation Assets, Racine and the Wind Farms, AEP performed step one of the impairment analysis using undiscounted cash flows for the estimated useful lives of the assets based upon energy and capacity price curves, as applicable, which were developed internally with both observable Level 2 third party quotations and unobservable Level 3 inputs, as well as management’s forecasts of operating expenses and capital expenditures. The step one analysis concluded the book value of Racine would be recovered and the book value of the remaining assets would not be recovered.

AEP performed step two of the impairment analysis on the Merchant Coal-Fired Generation Assets using a ten-year discounted cash flow model based upon forecasted energy and capacity price curves, which were developed internally using both observable Level 2 third party quotations and unobservable Level 3 inputs, as well as management’s forecasts of operating expenses and capital expenditures. The step two analysis resulted in projected negative cash flows. Based on this result, coupled with the significant capital investments necessary to comply with environmental rules to allow the Merchant Coal-Fired Generation Assets to operate to the end of their currently estimated depreciable lives and the joint-ownership structure of these facilities, management determined the fair value of these assets was $0. AEP performed step two of the impairment analysis on the Wind Farms using a ten-year discounted cash flow model utilizing forecasted energy price curves, which were developed internally using both observable Level 2 third party quotations and unobservable Level 3 inputs, as well as management’s forecasts of operating expenses and capital expenditures. The results concluded the Wind Farms were also impaired.

For the Coal Reserves, AEP performed step one of the impairment analysis and concluded the book value of the assets would not be recovered. Step two of the impairment analysis on the Coal Reserves was performed using a market approach with Level 3 unobservable inputs. The results concluded the Coal Reserves were also impaired.

Based on the impairment analysis performed, in the third quarter of 2016, AEP recorded a pretax impairment of $2.3 billion in Asset Impairments and Other Related Charges on the statements of income. See the table below for additional information.

Impaired Assets	Book Value	Fair Value	Impairment
	(in millions)
Merchant Coal-Fired Generation Assets	$2,139.4	$—	$2,139.4
Desert Sky and Trent	118.7	46.0	72.7
Coal Reserves (a)	56.6	3.8	52.8
Total	$2,314.7	$49.8	$2,264.9

(a)	Includes the $11 million book value of I&M’s Price River Coal Reserves which were fully impaired. This $11 million impairment is reflected in the Vertically Integrated Utilities Segment.

Based on capital expenditure activity of the Merchant Coal-fired Generation Assets in the fourth quarter of 2016, AEP recorded a pretax impairment of an additional $3 million in Asset Impairments and Other Related Charges on AEP’s statements of income.